Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3:- PREPAID EXPENSES AND OTHER CURRENT ASSETS

The components of prepaid expenses and other current assets are as follows (in thousands):

	December 31,
	2018	2017
Government institutions	$167	$191
Prepaid expenses	155	342
Advances to vendors	371	634
Other assets	—	458

	$693	$1,625